LONG-TERM INVESTMENTS - Equity securities without readily determinable fair value (Details) $ in Thousands	1 Months Ended								12 Months Ended
	Nov. 30, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Jul. 31, 2019 CNY (¥) shares	Sep. 30, 2018 CNY (¥)	Mar. 31, 2018 CNY (¥)	Mar. 31, 2018 USD ($)	Dec. 31, 2014 CNY (¥) shares	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Feb. 28, 2018	Jan. 31, 2018	Dec. 31, 2017
Subsidiary or Equity Method Investee [Line Items]
Equity securities without readily determinable fair value		¥ 543,178,000							¥ 647,702,000		¥ 543,178,000	¥ 699,747,000
Impairment loss of investments									282,076,000	$ 43,230	154,898,000	23,140,000
Share of profit in equity method investments									¥ (21,317,000)	$ (3,268)	(29,455,000)	¥ (41,143,000)
Disposal gain											6,057,000
Abakus
Subsidiary or Equity Method Investee [Line Items]
Number of ordinary shares agreed to repurchase | shares				75,796
Cash consideration for ordinary shares agreed to repurchase				¥ 14,807,000
Nanjing Lefang
Subsidiary or Equity Method Investee [Line Items]
Equity securities without readily determinable fair value		¥ 181,368,000									¥ 181,368,000
Purchase of equity interest (as a percent)						21.28%	21.28%
Purchase of investments, cash consideration						¥ 250,000,000
Equity interest (as a percent)		30.53%							30.53%		30.53%		30.53%	30.53%
Impairment loss of investments									¥ 181,368,000		¥ 99,868,000
Shanghai Xinzheng
Subsidiary or Equity Method Investee [Line Items]
Equity securities without readily determinable fair value		¥ 129,786,000							¥ 129,786,000		¥ 129,786,000
Purchase of equity interest (as a percent)					15.00%
Purchase of investments, cash consideration					¥ 129,786,000
Equity interest (as a percent)		15.00%							15.00%		15.00%		15.00%	15.00%
Impairment loss of investments									¥ 0		¥ 0
Impairment existed		¥ 0							¥ 0		0
Abakus
Subsidiary or Equity Method Investee [Line Items]
Equity securities without readily determinable fair value		¥ 98,709,000		8,750,000							¥ 98,709,000
Purchase of investments, cash consideration								¥ 6,500,000
Equity interest (as a percent)		18.97%							18.97%		18.97%		18.97%	18.97%		19.86%
Number of ordinary shares subscribed | shares								3,579,000
Equity interest (as a percent)												19.30%			19.30%	22.17%
Share of profit in equity method investments												¥ 2,261,000
Disposal gain				¥ 6,057,000
Ezhou Rural Commercial bank
Subsidiary or Equity Method Investee [Line Items]
Equity securities without readily determinable fair value		¥ 40,000,000							¥ 40,000,000		¥ 40,000,000
BitPay, Inc.
Subsidiary or Equity Method Investee [Line Items]
Equity securities without readily determinable fair value		¥ 27,847,000							¥ 26,100,000		¥ 27,847,000
Purchase of equity interest (as a percent)						1.11%	1.11%
Purchase of investments, cash consideration | $							$ 4,000
Equity interest (as a percent)		1.11%							1.11%		1.11%		1.11%	1.11%
Impairment loss of investments									¥ 0		¥ 0
Impairment existed		¥ 0							0		¥ 0	0
Hubei Consumption
Subsidiary or Equity Method Investee [Line Items]
Equity securities without readily determinable fair value									361,100,000
Purchase of investments, cash consideration		¥ 361,100,000
Equity interest (as a percent)		24.47%									24.47%			24.47%
Impairment loss of investments									0
Impairment existed									0
Goopal Group
Subsidiary or Equity Method Investee [Line Items]
Equity securities without readily determinable fair value		¥ 18,936,000							¥ 17,748,000		¥ 18,936,000
Purchase of equity interest (as a percent)																	1.94%
Purchase of investments, cash consideration | $			$ 2,720
Equity interest (as a percent)		1.94%							1.94%		1.94%		1.94%	1.94%
Impairment loss of investments									¥ 0		¥ 0
Impairment existed | $													$ 0	$ 0	$ 0
Zhuhai Yuanxin
Subsidiary or Equity Method Investee [Line Items]
Equity securities without readily determinable fair value									15,000,000
Purchase of investments, cash consideration	¥ 15,000,000
Equity interest (as a percent)	33.33%
Impairment loss of investments									0
Impairment existed									0
Ningbo Weilie Investment [Member]
Subsidiary or Equity Method Investee [Line Items]
Equity securities without readily determinable fair value									20,000,000
Equity interest (as a percent)																		8.50%
Impairment loss of investments									0
Impairment existed									0
Others
Subsidiary or Equity Method Investee [Line Items]
Equity securities without readily determinable fair value		¥ 46,532,000							37,968,000		46,532,000
Impairment loss of investments									¥ 0		¥ 20,724,000	¥ 23,140,000